Property, Plant and Equipment	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Property Plant And Equipment Disclosure [Text Block]
5.	Property, Plant and Equipment

Property, plant and equipment comprise:

	As of March 31,
	2013	2014
	US$	US$
Furniture and fixtures	473,115	367,004
Computer equipment and software	25,966,628	17,673,543
Office equipment	405,394	275,013
Vehicles	281,016	251,362
Leasehold improvements	646,925	444,467
Website development costs	3,452,526	4,110,523
Property, plant and equipment – at cost	31,225,604	23,121,912
Less: Accumulated depreciation and amortization	(26,344,562)	(20,160,336)
	4,881,042	2,961,576
Capital work-in-progress	899,130	609,646

Property, plant and equipment – net	5,780,172	3,571,222

In fiscal 2014, the Company has recognized an impairment loss of US$199,621 mainly in respect of computer equipment relating to its subsidiary Vubites (see note 8). Additionally, in fiscal 2014, the Company abandoned an application related project included in ‘Capital work-in-progress’ and as a result impaired an amount of US$39,380.

In the fiscal years 2012, 2013 and 2014, the Company incurred depreciation and amortization expense of US$3,028,924, US$3,249,417 and US$2,688,989 respectively.